PORTFOLIO OF INVESTMENTS
Columbia Sustainable U.S. Equity Income ETF
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99.6%
Issuer Shares Value ($)
Communication Services  3.9%
Diversified Telecommunication Services 1.2%
Lumen Technologies, Inc. 26,218 324,055
Media 2.7%
Interpublic Group of Cos., Inc. (The) 6,751 239,930
Sirius XM Holdings, Inc. 41,186 261,943
ViacomCBS, Inc. Class B 6,128 204,982
Total 706,855
Total Communication Services 1,030,910
Consumer Discretionary  7.7%
Auto Components 0.5%
BorgWarner, Inc. 3,157 138,434
Distributors 1.1%
Genuine Parts Co. 2,245 299,101
Household Durables 1.8%
PulteGroup, Inc. 3,997 210,602
Whirlpool Corp. 1,235 259,585
Total 470,187
Leisure Products 0.8%
Hasbro, Inc. 2,435 225,189
Multiline Retail 0.4%
Target Corp. 537 118,371
Specialty Retail 3.1%
Advance Auto Parts, Inc. 1,264 292,628
Best Buy Co., Inc. 2,588 256,937
Home Depot, Inc. (The) 404 148,260
Lowe's Cos., Inc. 519 123,185
Total 821,010
Total Consumer Discretionary 2,072,292
Consumer Staples  9.9%
Food & Staples Retailing 2.6%
Kroger Co. (The) 6,423 279,979
Walgreens Boots Alliance, Inc. 8,044 400,269
Total 680,248
Food Products 6.6%
Campbell Soup Co. 8,177 360,769
Conagra Brands, Inc. 11,969 416,042
General Mills, Inc. 4,522 310,571
JM Smucker Co. (The) 2,525 354,965
Tyson Foods, Inc. Class A 3,536 321,387
Total 1,763,734
Household Products 0.7%
Church & Dwight Co., Inc. 1,903 195,343
Total Consumer Staples 2,639,325
Energy  9.3%
Energy Equipment & Services 0.7%
Baker Hughes Co. 6,988 191,751
Oil, Gas & Consumable Fuels 8.6%
Chevron Corp. 1,980 260,033
ConocoPhillips 2,190 194,078
Devon Energy Corp. 4,702 237,780
Exxon Mobil Corp. 3,569 271,101
Kinder Morgan, Inc. 23,545 408,741
Marathon Petroleum Corp. 3,549 254,641
Valero Energy Corp. 3,617 300,103
Williams Cos., Inc. (The) 12,381 370,687
Total 2,297,164
Total Energy 2,488,915
Financials  14.9%
Banks 2.7%
Bank of America Corp. 3,753 173,163
Citigroup, Inc. 4,847 315,637
Common Stocks (continued)
Issuer Shares Value ($)
Citizens Financial Group, Inc. 4,622 237,894
Total 726,694
Capital Markets 3.7%
Bank of New York Mellon Corp. (The) 2,806 166,284
Goldman Sachs Group, Inc. (The) 777 275,586
Morgan Stanley 3,397 348,328
State Street Corp. 1,906 180,117
Total 970,315
Consumer Finance 1.1%
Ally Financial, Inc. 6,228 297,200
Insurance 7.4%
Aflac, Inc. 5,708 358,577
Allstate Corp. (The) 3,239 390,850
Hartford Financial Services Group, Inc. (The) 3,401 244,430
Lincoln National Corp. 3,150 220,437
Progressive Corp. (The) 3,930 427,034
Prudential Financial, Inc. 3,067 342,185
Total 1,983,513
Total Financials 3,977,722
Health Care  9.3%
Biotechnology 3.7%
AbbVie, Inc. 2,546 348,522
Amgen, Inc. 1,498 340,256
Gilead Sciences, Inc. 4,271 293,332
Total 982,110
Health Care Providers & Services 5.6%
AmerisourceBergen Corp. 1,669 227,318
Anthem, Inc. 509 224,464
Cardinal Health, Inc. 6,691 345,055
Cigna Corp. 1,235 284,618
CVS Health Corp. 2,599 276,819
Quest Diagnostics, Inc. 1,131 152,708
Total 1,510,982
Total Health Care 2,493,092
Industrials  14.5%
Aerospace & Defense 4.4%
Huntington Ingalls Industries, Inc. 2,018 377,770
L3Harris Technologies, Inc. 1,217 254,706
Northrop Grumman Corp. 867 320,703
Raytheon Technologies Corp. 2,624 236,658
Total 1,189,837
Building Products 3.9%
A O Smith Corp. 2,346 179,281
Allegion PLC 1,293 158,690
Fortune Brands Home & Security, Inc. 1,444 135,981
Masco Corp. 3,923 248,444
Owens Corning 2,197 194,874
Trane Technologies PLC 726 125,671
Total 1,042,941
Machinery 3.4%
Cummins, Inc. 1,596 352,524
Parker-Hannifin Corp. 563 174,536
Snap-on, Inc. 1,776 369,852
Total 896,912
Professional Services 2.8%
Booz Allen Hamilton Holding Corp. 3,652 280,218
Leidos Holdings, Inc. 3,020 270,139
Robert Half International, Inc. 1,687 191,070
Total 741,427
Total Industrials 3,871,117

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
January 31, 2022 (Unaudited)
2 |
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Information Technology  12.0%
Communications Equipment 1.3%
Juniper Networks, Inc. 6,326 220,271
Motorola Solutions, Inc. 542 125,712
Total 345,983
IT Services 4.2%
Accenture PLC Class A 378 133,653
Cognizant Technology Solutions Corp. Class
A 3,016 257,627
International Business Machines Corp. 2,683 358,368
Western Union Co. (The) 20,082 379,751
Total 1,129,399
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp. 6,907 337,200
Skyworks Solutions, Inc. 933 136,703
Total 473,903
Software 2.4%
Citrix Systems, Inc. 2,755 280,844
NortonLifeLock, Inc. 9,070 235,911
Oracle Corp. 1,731 140,488
Total 657,243
Technology Hardware, Storage & Peripherals 2.3%
HP, Inc. 11,446 420,411
NetApp, Inc. 2,190 189,457
Total 609,868
Total Information Technology 3,216,396
Materials  7.6%
Chemicals 2.6%
Celanese Corp. 1,523 237,146
LyondellBasell Industries NV Class A 3,052 295,220
PPG Industries, Inc. 1,107 172,913
Total 705,279
Containers & Packaging 3.5%
International Paper Co. 7,674 370,271
Packaging Corp. of America 1,935 291,469
Common Stocks (continued)
Issuer Shares Value ($)
Westrock Co. 5,889 271,836
Total 933,576
Metals & Mining 1.5%
Newmont Corp. 6,547 400,480
Total Materials 2,039,335
Utilities  10.5%
Electric Utilities 4.3%
Alliant Energy Corp. 2,594 155,277
Edison International 5,784 363,177
Entergy Corp. 3,277 366,270
Exelon Corp. 4,469 258,979
Total 1,143,703
Gas Utilities 2.4%
Atmos Energy Corp. 2,848 305,363
UGI Corp. 7,675 348,061
Total 653,424
Multi-Utilities 3.3%
DTE Energy Co. 2,570 309,505
Public Service Enterprise Group, Inc. 2,905 193,270
Sempra Energy 2,807 387,815
Total 890,590
Water Utilities 0.5%
American Water Works Co., Inc. 761 122,369
Total Utilities 2,810,086
Total Common Stocks
(Cost $24,563,439) 26,639,190
Issuer Shares Value ($)
Money Market Funds 0.3%
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(a)
85,833 85,833
Total Money Market Funds
(Cost $85,833) 85,833
Total Investments in Securities
(Cost $24,649,272) 26,725,023
Other Assets & Liabilities, Net 22,874
Net Assets 26,747,897
(a) The rate shown is the seven-day current annualized yield at January 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT271_10_M01_(03/22)
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